SHAREHOLDERS' EQUITY (Ordinary Shares) (Narrative) (Details) (ILS)	1 Months Ended
	Aug. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Reverse stock split, shares exchanged for one share of common stock	15
Ordinary shares, authorized		150,000,000	120,000,000
Ordinary shares, par value		15.00	15.00
Ordinary shares, issued		47,956,000	22,398,000
Ordinary shares, outstanding		47,870,000	22,312,000
Treasury stock, shares		86,667	86,667